MERGER WITH SUPPORT - Summary of The Estimated Value of The Consideration Paid (Details) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 13, 2021 $ / shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, Par value	$ 0.0001		$ 0.0001
Greenidge Generation Holdings Inc [Member]
Business Acquisition [Line Items]
Common stock exchanged amount | shares	25,745,487
Right to receive common stock exchange ratio	0.115
Common stock, Par value	$ 31.71
Consideration paid | $	$ 93,885
Common Class A [Member]
Business Acquisition [Line Items]
Right to receive common stock exchange ratio	0.115
Common stock, Par value	$ 0.0001	$ 0.0001
Consideration paid | $	$ 93,900
Common Class A [Member] | Greenidge Generation Holdings Inc [Member]
Business Acquisition [Line Items]
Common stock exchanged amount | shares	2,960,731